STATEMENTS OF CASH FLOWS - (Parenthetical) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of Cash and Restricted Cash:
Cash - Beginning of Year	$ 809,481	$ 3,913
Restricted Cash - Beginning of Year	0
Cash and Restricted Cash - Beginning of Year	809,481	3,913
Cash - End of Year		809,481
Restricted Cash - End of Year	8,651	0
Cash and Restricted Cash - End of Year	$ 8,651	$ 809,481